SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - ROMAN DBDR TECH ACQUISITION CORP.	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Schedule of reconciliation of Class A common stocks reflected in the condensed balance sheets

At December 31, 2020, the common stock reflected in the balance sheet is reconciled in the following table:

Gross proceeds	$231,560,000
Less:
Proceeds allocated to Public Warrants	$(12,156,900)
Class A common stocks issuance costs	$(12,491,903)
Plus:
Accretion of carrying value to redemption value	$29,280,003

Class A common stocks subject to possible redemption	$236,191,200

At September 30, 2021 and December 31, 2020, the Class A common stocks reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$231,560,000
Less:
Proceeds allocated to Public Warrants	$(12,156,900)
Class A common stocks issuance costs	$(12,491,903)
Plus:
Accretion of carrying value to redemption value	$29,280,003

Class A common stocks subject to possible redemption	$236,191,200

Schedule of basic and diluted net income (loss) per common share

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

For the Period
from
August 21, 2020
(inception)
Through
December 31,
2020
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$22,970
Unrealized gain on marketable securities held in Trust Account	919
Less: interest available to be withdrawn for payment of taxes	(23,889)
Net Income	$—

Denominator: Weighted Average Class A common stock subject to possible redemption Basic and diluted weighted average shares outstanding	19,525,316
Basic and diluted net income per share	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net Loss	$(5,340,678)
Net income allocable to Class A common stock subject to possible redemption	—
Non-Redeemable Net Loss	$(5,340,678)
Denominator: Weighted Average Non-Redeemable Common Stock Basic and diluted weighted average shares outstanding, Non-Redeemable common stock,	7,018,311
Basic and diluted net loss per share, Non-Redeemable	$(0.76)

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the Period from August 21,
	2020 (Inception) Through
	December 31, 2020
	Class A	Class B
Basic and diluted net loss per common stock
Numerator:
Allocation of net loss, as adjusted	$(4,136,863)	$(1,203,815)
Denominator:
Basic and diluted weighted average shares outstanding	19,250,109	5,601,728
Basic and diluted net loss per common stock	$(0.21)	$(0.21)

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

					For the Period from August 21,
	Three Months Ended		Nine Months Ended		2020 (Inception) Through
	September 30, 2021		September 30, 2021		September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per common stock
Numerator:
Allocation of net income (loss), as adjusted	$140,438	$36,473	$(9,960,630)	$(2,586,899)	$—	$—
Denominator:
Basic and diluted weighted average shares outstanding	22,290,037	5,789,000	22,290,037	5,789,000	—	—
Basic and diluted net income (loss) per common stock	$0.01	$0.01	$(0.45)	$(0.45)	$—	$—